AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 7, 2019

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 723	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 724	☒

(Check appropriate box or boxes)

Invesco Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg	Eric S. Purple
Stradley Ronon Stevens & Young, LLP	Stradley Ronon Stevens & Young, LLP
191 North Wacker Drive, Suite 1601	1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 723/724 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 7th day of June, 2019.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Title:	Daniel E. Draper, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	June 7, 2019
Daniel E. Draper

/s/ Kelli Gallegos	Treasurer	June 7, 2019
Kelli Gallegos

/s/ Anna Paglia	Secretary	June 7, 2019
Anna Paglia

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	June 7, 2019
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	June 7, 2019
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	June 7, 2019
Kevin M. Carome

**/s/ Edmund P. Giambastiani, Jr.	Trustee	June 7, 2019
Edmund P. Giambastiani, Jr.

**/s/ Victoria J. Herget	Trustee	June 7, 2019
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	June 7, 2019
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	June 7, 2019
Yung Bong Lim

**/s/ Joanne Pace	Trustee	June 7, 2019
Joanne Pace

*/s/ Gary R. Wicker	Trustee	June 7, 2019
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	June 7, 2019
Donald H. Wilson

*By: /s/ Anna Paglia		June 7, 2019
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 707 to the Trust’s Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to a power of attorney filed with Post-Effective Amendment No. 721 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document